Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 100.0%
Aerospace & Defense – 2.9%
Boeing Co*	19,806	$4,274,729
General Electric Co	37,175	11,182,983
Howmet Aerospace Inc	37,572	7,372,754
		22,830,466
Automobiles – 0.7%
Tesla Inc*	12,392	5,510,970
Beverages – 0.5%
Constellation Brands Inc - Class A	12,293	1,655,498
Monster Beverage Corp*	39,212	2,639,360
		4,294,858
Biotechnology – 2.3%
AbbVie Inc	20,055	4,643,535
Amgen Inc	11,445	3,229,779
Argenx SE (ADR)*	3,444	2,540,157
Avidity Biosciences Inc*	30,226	1,316,947
United Therapeutics Corp*	1,487	623,365
Vaxcyte Inc*	27,757	999,807
Vertex Pharmaceuticals Inc*	11,038	4,322,922
		17,676,512
Building Products – 0.8%
Trane Technologies PLC	13,904	5,866,932
Capital Markets – 1.5%
Ares Management Corp - Class A	18,524	2,961,802
Blackstone Group Inc	32,624	5,573,811
LPL Financial Holdings Inc	8,607	2,863,463
		11,399,076
Chemicals – 0.5%
Ecolab Inc	14,510	3,973,709
Communications Equipment – 0.5%
Arista Networks Inc*	26,734	3,895,411
Consumer Finance – 0.3%
Capital One Financial Corp	11,687	2,484,422
Diversified Financial Services – 4.5%
Apollo Global Management Inc	20,667	2,754,291
Mastercard Inc - Class A	26,563	15,109,300
Visa Inc	50,317	17,177,218
		35,040,809
Electrical Equipment – 0.7%
Eaton Corp PLC	13,662	5,113,004
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp	55,172	6,827,535
Energy Equipment & Services – 0.1%
Atlas Energy Solutions Inc#	67,946	772,546
Entertainment – 3.6%
Liberty Media Corp-Liberty Formula One - Series C*	47,670	4,979,131
Netflix Inc*	13,526	16,216,592
Spotify Technology SA*	10,557	7,368,786
		28,564,509
Health Care Equipment & Supplies – 1.1%
Boston Scientific Corp*	25,321	2,472,089
DexCom Inc*	24,326	1,636,897
Intuitive Surgical Inc*	9,747	4,359,151
Lantheus Holdings Inc*	5,721	293,430
		8,761,567
Health Care Providers & Services – 0.5%
McKesson Corp	4,821	3,724,415
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc	1,366	7,375,403
DoorDash Inc - Class A*	18,725	5,093,013
Flutter Entertainment PLC*	14,809	3,761,486
Hilton Worldwide Holdings Inc	19,813	5,140,284
Royal Caribbean Cruises Ltd	11,638	3,765,824
Wingstop Inc	4,044	1,017,794
		26,153,804

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Household Durables – 0.4%
Lennar Corp	25,897	$3,264,058
Household Products – 0.8%
Procter & Gamble Co	42,905	6,592,353
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	20,157	3,949,159
Industrial Conglomerates – 1.0%
3M Co	48,113	7,466,175
Information Technology Services – 0.6%
Snowflake Inc - Class A*	20,097	4,532,878
Insurance – 0.7%
Arthur J Gallagher & Co	9,490	2,939,433
Progressive Corp/The	11,673	2,882,647
		5,822,080
Interactive Media & Services – 9.2%
Alphabet Inc - Class C	135,600	33,025,380
Meta Platforms Inc - Class A	53,923	39,599,973
		72,625,353
Life Sciences Tools & Services – 0.2%
Danaher Corp	6,549	1,298,405
Machinery – 0.4%
Deere & Co	7,337	3,354,917
Multiline Retail – 4.6%
Amazon.com Inc*	165,093	36,249,470
Pharmaceuticals – 2.5%
AstraZeneca PLC (ADR)	5,361	411,296
Eli Lilly & Co	21,176	16,157,288
Johnson & Johnson	15,634	2,898,856
		19,467,440
Road & Rail – 0.4%
TFI International Inc	32,116	2,828,135
Semiconductor & Semiconductor Equipment – 23.6%
Analog Devices Inc	12,580	3,090,906
Broadcom Inc	138,403	45,660,534
KLA Corp	5,501	5,933,379
Lam Research Corp	49,948	6,688,037
NVIDIA Corp	639,868	119,386,571
ON Semiconductor Corp*	38,989	1,922,548
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	10,898	3,043,702
		185,725,677
Software – 21.2%
AppLovin Corp - Class A*	12,942	9,299,345
Atlassian Corp - Class A*	17,414	2,781,016
Autodesk Inc*	23,320	7,408,064
Cadence Design Systems Inc*	19,454	6,833,412
Datadog Inc - Class A*	39,470	5,620,528
HubSpot Inc*	3,789	1,772,494
Intuit Inc	14,183	9,685,712
Microsoft Corp	190,949	98,902,034
Oracle Corp	43,562	12,251,377
ServiceNow Inc*	6,171	5,679,048
Synopsys Inc*	3,722	1,836,398
Tyler Technologies Inc*	5,248	2,745,544
Workday Inc - Class A*	8,105	1,951,117
		166,766,089
Specialty Retail – 1.7%
O'Reilly Automotive Inc*	41,377	4,460,854
TJX Cos Inc	54,369	7,858,495
Wayfair Inc - Class A*	10,372	926,531
		13,245,880
Technology Hardware, Storage & Peripherals – 6.6%
Apple Inc	203,595	51,841,395
Textiles, Apparel & Luxury Goods – 0.2%
NIKE Inc - Class B	25,440	1,773,931
Trading Companies & Distributors – 0.4%
Ferguson Enterprises Inc	14,489	3,253,940
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc	11,006	2,634,616
Total Common Stocks (cost $313,231,104)		785,582,496

	Shares or Principal Amounts	Value
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $713,937)	713,795	$713,937
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	457,797	457,797
Time Deposits – 0%
Royal Bank of Canada, 4.0800%, 10/1/25	$114,449	114,449
Total Investments Purchased with Cash Collateral from Securities Lending (cost $572,246)		572,246
Total Investments (total cost $314,517,287) – 100.2%		786,868,679
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,440,138)
Net Assets – 100%		$785,428,541

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$770,676,603	97.9%
Sweden	7,368,786	0.9
Taiwan	3,043,702	0.4
Canada	2,828,135	0.4
Belgium	2,540,157	0.3
United Kingdom	411,296	0.1
Total	$786,868,679	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$241,295	$31,062,238	$(30,589,626)	$30	$-	$713,937	713,795	$12,588
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	811,348	8,584,515	(8,938,066)	-	-	457,797	457,797	1,439 ∆
Total Affiliated Investments - 0.2%
	$1,052,643	$39,646,753	$(39,527,692)	$30	$-	$1,171,734	1,171,592	$14,027

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$785,582,496	$-	$-
Investment Companies	-	713,937	-
Investments Purchased with Cash Collateral from Securities Lending	-	572,246	-
Total Assets	$785,582,496	$1,286,183	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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